Restructuring (Tables) - Resource Alignment Program	12 Months Ended
Feb. 28, 2018
Restructuring Cost and Reserve
Schedule of Company's Cost Optimization Program
The following table sets forth the activity in the Company’s RAP liability for fiscal 2018 and fiscal 2017:

	Employee Termination Benefits	Facilities Costs	Other Charges(1)	Total
Balance as at February 29, 2016	$12	$26	$—	$38
Charges incurred	15	16	31	62
Cash payments made	(18)	(15)	(31)	(64)
Balance as at February 28, 2017	9	27	—	36
Charges incurred	12	26	29	67
Cash payments made	(20)	(14)	(27)	(61)
Balance as at February 28, 2018	$1	$39	$2	$42

Current portion	$1	$16	$2	$19
Long-term portion	—	23	—	23
	$1	$39	$2	$42

Schedule of Company's Cost Optimization Charge
The RAP charges included employee termination benefits, facilities and manufacturing network simplification costs as well as integration costs related to the transition and alignment of facilities and systems to the Company’s focus on its enterprise software business. Total charges, including non-cash charges incurred in fiscal 2018 and fiscal 2017, were as follows:

	For the Years Ended
	February 28, 2018	February 28, 2017
Cost of sales	$11	$25
Research and development	5	4
Selling, marketing and administration	62	235
Total RAP charges	$78	$264